TREASURY STOCK	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Treasury Stock [Text Block]

17.         TREASURY STOCK

During the year ended September 30, 2007, the Company repurchased 498,851 common stock of the Company with a total cost of RMB29,377 under the approval of the Board of Directors. The Company recorded the entire purchase price of the treasury stock as a reduction of equity. The Company has made no additional purchases of common stock during the years ended September 30, 2011 and 2012.